Apr. 03, 2017

Ivy Funds

Supplement dated August 18, 2017 to the

Ivy Crossover Credit Fund Prospectus

dated April 3, 2017

as supplemented July 28, 2017

1) Effective September 18, 2017, the maximum sales load for Class E shares of the Fund (when offered) will be reduced to 2.50%. Therefore, on that date, the following changes are made to the prospectus:

■	The following replaces in its entirety the table titled “Shareholder Fees” under the “Fees and Expenses” section on page 3:

Shareholder Fees

(fees paid directly from your investment)	Class A		Class E	Class I	Class N	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%		2.50%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	1.00%	[1]	None	None	None	None	None
Maximum Account Fee	$20		$20	None	None	None	None